Schedule of Investments (unaudited)
May 31, 2025
iShares® ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.8%
ANZ Group Holdings Ltd.	1,257,423	$23,530,442
APA Group	2,299,527	12,287,468
Aristocrat Leisure Ltd.	354,209	14,232,998
ASX Ltd.	277,790	12,763,543
BHP Group Ltd.	1,577,500	38,751,269
BlueScope Steel Ltd.	637,851	9,362,961
Brambles Ltd.	1,874,808	28,043,857
CAR Group Ltd.	404,594	9,272,172
Cochlear Ltd.	103,828	18,154,685
Commonwealth Bank of Australia	865,864	98,248,581
Computershare Ltd.	351,090	9,089,994
CSL Ltd.	302,142	48,212,803
Fortescue Ltd.	931,421	9,266,515
Goodman Group	874,914	18,557,111
James Hardie Industries PLC(a)	385,392	8,866,696
Lottery Corp. Ltd. (The)	2,996,237	9,845,820
Macquarie Group Ltd.	186,276	25,696,841
National Australia Bank Ltd.	771,370	18,877,016
Northern Star Resources Ltd.	893,310	12,147,861
QBE Insurance Group Ltd.	1,626,511	24,297,079
REA Group Ltd.	70,775	10,932,279
Rio Tinto Ltd.	101,470	7,378,998
Sigma Healthcare Ltd.	5,964,406	11,993,464
Suncorp Group Ltd.	2,068,297	27,555,376
Transurban Group	4,728,245	43,211,777
Wesfarmers Ltd.	596,937	31,939,941
Westpac Banking Corp.	882,481	18,515,217
WiseTech Global Ltd.	188,675	13,036,157
Woodside Energy Group Ltd.	2,463,409	35,372,651
		649,441,572
Austria — 0.3%
Erste Group Bank AG	138,569	11,158,892
OMV AG	155,174	8,300,037
Verbund AG	140,121	10,948,161
		30,407,090
Belgium — 1.1%
Anheuser-Busch InBev SA	615,232	43,443,391
Argenx SE(a)	34,263	19,659,163
KBC Group NV	286,896	28,363,443
UCB SA	55,841	10,158,572
		101,624,569
Denmark — 2.4%
Carlsberg A/S, Class B	128,234	18,355,664
DSV A/S	101,020	23,788,643
Genmab A/S(a)	46,673	9,846,116
Novo Nordisk A/S, Class B	1,752,149	124,486,339
Novonesis Novozymes B, Class B	231,155	16,287,245
Orsted A/S(a)(b)	226,858	9,323,069
Pandora A/S	101,956	18,636,877
Vestas Wind Systems A/S	627,101	9,917,762
		230,641,715
Finland — 1.6%
Elisa OYJ	333,707	17,593,551
Kesko OYJ, Class B	715,789	17,310,294
Metso OYJ	1,137,619	13,767,506
Neste OYJ	863,795	9,266,262
Nokia OYJ	4,859,364	25,289,585
Sampo OYJ, Class A	2,257,033	24,087,434
Stora Enso OYJ, Class R	964,014	9,747,890
Security	Shares	Value
Finland (continued)
UPM-Kymmene OYJ	644,298	$17,832,386
Wartsila OYJ Abp	718,837	14,412,634
		149,307,542
France — 10.6%
Air Liquide SA	82,013	16,993,817
Airbus SE	294,325	54,133,560
Alstom SA(a)	443,385	10,022,928
Amundi SA(b)	96,159	7,850,712
AXA SA	1,495,563	70,494,185
BNP Paribas SA	492,501	43,130,495
Cie de Saint-Gobain SA	143,082	16,108,726
Cie Generale des Etablissements Michelin SCA	1,080,365	41,333,701
Covivio SA/France	259,004	15,540,169
Credit Agricole SA	969,487	17,750,504
Danone SA	837,932	71,640,927
Dassault Systemes SE	794,719	29,800,725
Engie SA	598,103	12,908,865
EssilorLuxottica SA	191,465	53,199,174
Eurazeo SE	122,505	8,566,981
Eurofins Scientific SE(c)	151,442	10,101,011
Gecina SA	93,362	10,276,428
Hermes International SCA	16,615	45,816,070
Kering SA	75,438	14,744,150
Legrand SA	173,838	21,113,658
L'Oreal SA	142,302	60,231,500
LVMH Moet Hennessy Louis Vuitton SE	129,825	70,417,951
Pernod Ricard SA	106,090	10,969,962
Rexel SA	865,383	24,307,406
Safran SA	39,710	11,744,505
Sanofi SA	201,767	19,983,184
Schneider Electric SE	396,417	100,020,597
Societe Generale SA	553,265	30,040,993
STMicroelectronics NV	639,928	16,065,182
TotalEnergies SE	1,520,688	89,520,116
Vinci SA	111,979	16,000,195
		1,020,828,377
Germany — 9.7%
adidas AG	120,637	30,088,465
Allianz SE, Registered	212,379	84,232,325
BASF SE	194,723	9,389,931
Bayer AG, Registered	429,057	12,079,465
Bayerische Motoren Werke AG	184,127	16,335,939
Commerzbank AG	459,468	13,994,942
Deutsche Bank AG, Registered	1,314,742	36,411,920
Deutsche Boerse AG	159,967	51,533,147
Deutsche Lufthansa AG, Registered	1,216,644	9,736,574
Deutsche Telekom AG, Registered	734,630	27,819,276
E.ON SE	633,201	11,097,539
GEA Group AG	301,653	20,203,689
Heidelberg Materials AG	75,666	14,831,386
Henkel AG & Co. KGaA	536,408	39,385,779
Infineon Technologies AG	1,010,522	39,288,816
LEG Immobilien SE	112,019	9,511,043
Mercedes-Benz Group AG	454,650	27,187,022
Merck KGaA	238,823	31,295,076
MTU Aero Engines AG	24,715	9,885,237
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	84,392	54,675,240
Qiagen NV	225,468	10,177,424
Rheinmetall AG	24,667	52,867,953
SAP SE	618,885	187,225,101

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Siemens AG, Registered	388,001	$93,323,244
Siemens Energy AG(a)	286,509	27,999,237
Vonovia SE	290,400	9,514,817
		930,090,587
Hong Kong — 1.7%
AIA Group Ltd.	5,695,200	47,407,545
BOC Hong Kong Holdings Ltd.	4,719,000	19,845,812
Hong Kong & China Gas Co. Ltd.	11,173,000	9,808,039
Hong Kong Exchanges & Clearing Ltd.	764,900	38,263,604
MTR Corp. Ltd.(c)	13,507,500	47,092,999
		162,417,999
Ireland — 0.5%
AIB Group PLC	1,410,181	11,125,942
Kerry Group PLC, Class A	279,034	30,502,467
Kingspan Group PLC	122,674	10,536,423
		52,164,832
Israel — 0.9%
Bank Hapoalim BM	1,027,611	17,239,580
Bank Leumi Le-Israel BM	606,269	9,784,149
Check Point Software Technologies Ltd.(a)	42,874	9,813,001
CyberArk Software Ltd.(a)	33,886	12,970,883
Elbit Systems Ltd.	28,213	11,336,781
Isracard Ltd.	1	5
Monday.com Ltd.(a)(c)	31,440	9,353,086
Nice Ltd.(a)	71,816	12,163,297
Wix.com Ltd.(a)(c)	51,590	7,684,331
		90,345,113
Italy — 3.0%
Banca Mediolanum SpA	528,599	8,787,339
Banco BPM SpA	823,396	9,464,768
BPER Banca SpA	1,134,262	10,075,274
Enel SpA	4,493,555	41,304,768
Generali	1,373,624	50,000,289
Intesa Sanpaolo SpA	10,001,016	55,832,927
Leonardo SpA	163,372	10,106,149
Mediobanca Banca di Credito Finanziario SpA	779,225	18,536,713
Moncler SpA	370,699	23,206,163
Prysmian SpA	149,318	9,602,945
UniCredit SpA	772,476	49,675,206
		286,592,541
Japan — 21.5%
Advantest Corp.	354,500	17,929,258
Aeon Co. Ltd.	387,800	11,922,189
Ajinomoto Co. Inc.	848,100	21,202,394
ANA Holdings Inc.	1,622,000	32,117,300
Asahi Group Holdings Ltd.	1,030,300	13,579,372
Asahi Kasei Corp.	1,621,500	11,394,148
Asics Corp.	424,800	10,238,144
Astellas Pharma Inc.	1,853,600	18,309,162
Bandai Namco Holdings Inc.	295,800	9,398,011
Bridgestone Corp.	900,900	38,680,185
Canon Inc.	538,900	16,462,855
Chugai Pharmaceutical Co. Ltd.	383,100	20,029,049
Concordia Financial Group Ltd.	1,513,000	9,699,274
Dai-ichi Life Holdings Inc.	1,641,000	12,808,812
Daiichi Sankyo Co. Ltd.	1,294,000	34,438,374
Daikin Industries Ltd.	135,600	15,428,653
Daiwa House Industry Co. Ltd.	279,700	9,430,348
Daiwa Securities Group Inc.	3,511,900	23,755,780
Disco Corp.	40,900	9,162,050
Eisai Co. Ltd.	472,100	13,517,111
Security	Shares	Value
Japan (continued)
ENEOS Holdings Inc.	3,507,200	$16,617,458
FANUC Corp.	1,106,200	29,523,638
Fast Retailing Co. Ltd.	114,300	38,072,109
FUJIFILM Holdings Corp.	499,900	11,284,095
Fujitsu Ltd.	1,534,200	35,136,823
Hankyu Hanshin Holdings Inc.	951,500	25,595,052
Hitachi Ltd.	2,549,200	71,021,494
Honda Motor Co. Ltd.	1,601,700	16,270,698
Hoya Corp.	284,500	33,590,342
Idemitsu Kosan Co. Ltd.	1,601,100	9,752,373
IHI Corp.	115,800	11,145,748
Inpex Corp.	727,100	9,722,611
Isuzu Motors Ltd.	1,231,100	16,640,598
ITOCHU Corp.	1,031,900	54,769,322
JFE Holdings Inc.	894,900	10,611,375
Kao Corp.	225,500	10,294,388
KDDI Corp.	3,070,300	53,148,457
Keyence Corp.	73,400	30,723,047
Kirin Holdings Co. Ltd.	711,700	10,210,240
Komatsu Ltd.	514,500	15,636,271
Konami Group Corp.	71,800	9,746,302
Marubeni Corp.	1,479,600	29,990,431
Mitsubishi Chemical Group Corp.	2,465,700	13,124,990
Mitsubishi Corp.	1,491,500	30,170,720
Mitsubishi Electric Corp.	1,236,900	24,684,795
Mitsubishi Estate Co. Ltd.	713,400	12,965,316
Mitsubishi Heavy Industries Ltd.	1,456,300	33,533,324
Mitsubishi UFJ Financial Group Inc.	5,411,400	75,696,297
Mitsui Fudosan Co. Ltd.	1,020,300	9,771,904
Mizuho Financial Group Inc.	1,556,000	43,269,633
MS&AD Insurance Group Holdings Inc.	453,600	10,804,051
Murata Manufacturing Co. Ltd.	668,400	9,697,703
NEC Corp.	812,600	21,211,570
Nintendo Co. Ltd.	456,480	37,242,582
Nippon Yusen KK	269,500	9,826,709
Nitto Denko Corp.	521,800	9,491,685
Nomura Holdings Inc.	2,187,200	13,365,696
Nomura Research Institute Ltd.	421,600	16,251,818
Obayashi Corp.	681,900	10,288,782
Oriental Land Co. Ltd./Japan	549,200	12,203,663
Panasonic Holdings Corp.	1,699,200	19,475,312
Rakuten Group Inc.(a)	1,690,500	9,304,332
Recruit Holdings Co. Ltd.	902,700	53,764,977
Renesas Electronics Corp.	1,064,700	12,931,223
Ricoh Co. Ltd.	1,649,800	15,383,047
Sanrio Co. Ltd.	205,300	9,028,382
Secom Co. Ltd.	268,100	9,762,628
Sekisui House Ltd.	1,640,900	37,210,892
Seven & i Holdings Co. Ltd.	721,400	10,850,299
SG Holdings Co. Ltd.	1,154,300	11,234,758
Shin-Etsu Chemical Co. Ltd.	604,000	19,285,815
Shionogi & Co. Ltd.	610,300	10,190,499
SoftBank Group Corp.	570,600	29,807,204
Sompo Holdings Inc.	950,800	28,772,493
Sony Group Corp.	3,909,700	104,646,751
Subaru Corp.	509,000	9,343,742
Sumitomo Metal Mining Co. Ltd.	589,900	13,433,524
Sumitomo Mitsui Financial Group Inc.	2,572,100	66,079,631
Sumitomo Mitsui Trust Group Inc.	374,700	10,139,266
Sysmex Corp.	773,500	12,979,486
TDK Corp.	878,900	9,624,146
Terumo Corp.	532,700	9,778,669

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Tokio Marine Holdings Inc.	988,200	$41,793,255
Tokyo Electron Ltd.	317,900	50,026,317
Tokyo Gas Co. Ltd.	302,100	10,130,200
Tokyu Corp.	1,281,400	15,558,308
Toray Industries Inc.	2,059,300	14,206,677
Toyota Motor Corp.	3,837,300	73,055,286
Yamaha Motor Co. Ltd.	3,931,100	30,165,017
Yokogawa Electric Corp.	618,600	15,165,571
ZOZO Inc.	1,276,500	13,831,162
		2,069,565,448
Netherlands — 4.7%
Adyen NV(a)(b)	10,681	20,469,908
AerCap Holdings NV	87,194	10,090,962
Akzo Nobel NV	171,869	11,729,279
ASM International NV	20,784	11,311,610
ASML Holding NV	224,019	165,043,690
Coca-Cola Europacific Partners PLC	232,165	21,310,425
DSM-Firmenich AG	90,170	10,037,631
Heineken NV	211,593	18,876,743
ING Groep NV	1,915,604	40,691,549
Koninklijke Ahold Delhaize NV	357,247	15,077,253
Koninklijke KPN NV	7,928,990	37,277,879
Prosus NV	786,988	40,426,138
Universal Music Group NV	424,144	13,571,529
Wolters Kluwer NV	209,196	37,096,640
		453,011,236
New Zealand — 0.2%
Meridian Energy Ltd.	4,394,049	14,386,542
Norway — 1.1%
DNB Bank ASA	664,601	17,775,287
Equinor ASA	1,226,511	28,713,618
Gjensidige Forsikring ASA	403,459	10,214,696
Kongsberg Gruppen ASA	67,876	11,954,329
Mowi ASA	637,238	11,898,853
Orkla ASA	1,614,075	18,301,981
Telenor ASA	658,585	10,111,939
		108,970,703
Portugal — 0.3%
EDP SA	4,712,378	18,808,740
Galp Energia SGPS SA	853,436	13,662,903
		32,471,643
Singapore — 1.6%
CapitaLand Investment Ltd./Singapore	9,897,800	19,300,883
DBS Group Holdings Ltd.	980,810	33,840,378
Grab Holdings Ltd., Class A(a)	1,925,443	9,376,907
Keppel Ltd.(c)	7,490,700	39,333,258
Oversea-Chinese Banking Corp. Ltd.	1,124,700	14,126,387
Sea Ltd., ADR(a)	113,980	18,278,973
United Overseas Bank Ltd.	487,200	13,383,253
Wilmar International Ltd.(c)	4,138,600	9,775,038
		157,415,077
Spain — 3.4%
ACS Actividades de Construccion y Servicios SA	167,755	11,019,186
Amadeus IT Group SA	274,532	22,832,855
Banco Bilbao Vizcaya Argentaria SA	3,140,948	47,151,771
Banco de Sabadell SA	3,236,091	10,302,026
Banco Santander SA	8,696,562	69,378,116
CaixaBank SA	1,630,140	13,827,869
Cellnex Telecom SA(b)	273,582	10,489,213
Endesa SA	386,941	11,824,490
Security	Shares	Value
Spain (continued)
Iberdrola SA	4,243,938	$77,790,344
Industria de Diseno Textil SA	611,304	33,117,566
Redeia Corp. SA	275,821	5,706,072
Repsol SA	797,201	10,740,643
		324,180,151
Sweden — 2.9%
Atlas Copco AB, Class A	1,370,963	22,021,549
Boliden AB(a)	944,673	29,533,572
Epiroc AB, Class B	430,251	8,411,286
EQT AB	352,828	10,338,400
Essity AB, Class B	786,462	23,007,348
Evolution AB(b)	181,724	12,464,888
Hexagon AB, Class B	1,276,994	12,873,973
Nibe Industrier AB, Class B	2,133,753	8,748,900
Saab AB, Class B	323,681	16,357,344
Sandvik AB	856,574	18,696,993
Svenska Cellulosa AB SCA, Class B	1,624,763	21,963,711
Svenska Handelsbanken AB, Class A	1,176,459	15,718,353
Swedbank AB, Class A	660,157	17,875,307
Tele2 AB, Class B	1,726,898	25,838,160
Telia Co. AB	7,515,678	29,063,307
Volvo AB, Class B	360,100	9,977,879
		282,890,970
Switzerland — 9.9%
ABB Ltd., Registered	1,519,090	86,052,897
Alcon AG	504,622	43,456,479
Geberit AG, Registered	16,541	12,354,977
Givaudan SA, Registered	6,967	35,037,654
Holcim AG	275,347	30,511,245
Kuehne + Nagel International AG, Registered	107,357	24,157,099
Logitech International SA, Registered	197,807	16,482,398
Lonza Group AG, Registered	58,125	40,333,245
Nestle SA, Registered	1,119,571	119,275,808
Novartis AG, Registered	1,086,320	125,392,917
Roche Holding AG, Bearer	103,801	35,468,204
Roche Holding AG, NVS	189,301	61,323,510
SGS SA	107,187	11,194,958
SIG Group AG	841,682	17,209,999
Sika AG, Registered	69,726	18,712,503
Sonova Holding AG, Registered	75,116	23,594,136
Straumann Holding AG	67,614	8,697,062
Swiss Prime Site AG, Registered	216,472	30,785,080
Swiss Re AG	237,209	41,913,339
Temenos AG, Registered	127,131	9,452,548
UBS Group AG, Registered	1,777,851	56,714,395
VAT Group AG(b)	55,135	21,034,614
Zurich Insurance Group AG	121,474	85,206,427
		954,361,494
United Kingdom — 14.2%
3i Group PLC	841,725	46,231,854
Admiral Group PLC	274,327	12,391,626
Anglo American PLC	570,987	16,935,086
Antofagasta PLC	472,175	11,272,221
Ashtead Group PLC	254,249	14,887,673
AstraZeneca PLC	798,368	116,948,100
Auto Trader Group PLC(b)	1,224,237	13,111,079
Aviva PLC	3,623,171	29,852,764
BAE Systems PLC	1,758,418	45,085,585
Barclays PLC	8,040,252	35,605,889
BP PLC	4,174,234	20,295,521
Compass Group PLC	411,097	14,455,330

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Croda International PLC	222,246	$9,198,863
DCC PLC	334,962	20,940,492
Diageo PLC	1,735,524	47,104,245
Entain PLC	923,940	9,367,933
GSK PLC	2,098,174	42,622,171
HSBC Holdings PLC	8,706,164	102,567,487
Informa PLC	2,677,359	28,388,299
Intertek Group PLC	143,277	9,251,188
J Sainsbury PLC	5,433,027	20,895,440
Kingfisher PLC	3,243,296	12,140,985
Land Securities Group PLC	1,867,005	15,942,605
Legal & General Group PLC	8,207,766	27,538,279
Lloyds Banking Group PLC	32,432,429	33,781,861
London Stock Exchange Group PLC	250,241	38,075,845
Marks & Spencer Group PLC	1,958,548	9,886,258
Mondi PLC, NVS	933,840	15,189,805
National Grid PLC	3,155,566	44,685,146
NatWest Group PLC, NVS	3,749,316	26,623,327
Pearson PLC	558,664	8,774,257
Phoenix Group Holdings PLC	1,353,027	11,577,815
Prudential PLC	772,469	8,785,866
Reckitt Benckiser Group PLC	191,463	13,015,184
RELX PLC	1,456,102	78,358,898
Rio Tinto PLC	411,652	24,362,376
Rolls-Royce Holdings PLC	3,289,458	38,279,342
Sage Group PLC (The)	1,298,727	21,359,184
Schroders PLC	1,977,463	9,481,673
Segro PLC	1,737,689	16,341,590
Shell PLC	2,161,886	71,331,225
Smiths Group PLC	308,481	8,966,807
SSE PLC	1,072,042	25,521,056
Standard Chartered PLC	1,247,044	19,455,438
Tesco PLC	4,457,789	23,325,933
Unilever PLC	1,418,041	90,246,004
Vodafone Group PLC	9,703,580	10,063,223
		1,370,518,828
United States — 0.5%
Spotify Technology SA(a)	70,952	47,193,013
Total Common Stocks — 98.9% (Cost: $7,198,293,555)		9,518,827,042
Security	Shares	Value
Preferred Stocks
Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	92,979	$7,706,681
Sartorius AG, Preference Shares, NVS	36,950	8,863,466
		16,570,147
Total Preferred Stocks — 0.2% (Cost: $20,196,200)		16,570,147
Total Long-Term Investments — 99.1% (Cost: $7,218,489,755)		9,535,397,189
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	34,963,139	34,977,125
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	1,620,000	1,620,000
Total Short-Term Securities — 0.4% (Cost: $36,597,116)		36,597,125
Total Investments — 99.5% (Cost: $7,255,086,871)		9,571,994,314
Other Assets Less Liabilities — 0.5%		52,372,137
Net Assets — 100.0%		$9,624,366,451

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,422,264	$19,557,204 (a)	$—	$(2,449)	$106	$34,977,125	34,963,139	$78,037 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,860,000	—	(1,240,000)(a)	—	—	1,620,000	1,620,000	48,879	—
				$(2,449)	$106	$36,597,125		$126,916	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware MSCI EAFE ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	108	06/12/25	$20,856	$738,499
SPI 200 Index	70	06/19/25	9,540	358,560
Euro STOXX 50 Index	597	06/20/25	36,398	1,231,681
FTSE 100 Index	151	06/20/25	17,905	618,000
				$2,946,740
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$146,071,581	$9,372,755,461	$—	$9,518,827,042
Preferred Stocks	—	16,570,147	—	16,570,147
Short-Term Securities
Money Market Funds	36,597,125	—	—	36,597,125
	$182,668,706	$9,389,325,608	$—	$9,571,994,314
Derivative Financial Instruments(a)
Assets
Equity Contracts	$358,560	$2,588,180	$—	$2,946,740

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares